Trade and Other Receivables (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable net of allowance for doubtful accounts	$ 55	$ 55